Earnings per share - Summary Of Earnings Per Share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share
Net income attributable to owners of the Company	₽ 219,285	₽ 241,302	₽ 582,748	₽ 450,693
Weighted average number of ordinary shares outstanding (Note 17)	50,188,620	50,000,000	50,094,310	50,000,000
Share options (weighted average)	1,505,684	795,758	1,531,602	400,077
Weighted average number of ordinary shares outstanding, adjusted for the effect of dilution	51,694,304	50,795,758	51,625,912	50,400,077
Earnings per share (in Russian Roubles per share)
Basic	₽ 4.37	₽ 4.83	₽ 11.63	₽ 9.01
Diluted	₽ 4.24	₽ 4.75	₽ 11.29	₽ 8.94